Reinsurance (Tables)	12 Months Ended
Dec. 31, 2018
Reinsurance
Schedule of effect of reinsurance on premiums written and earned and on losses and LAE incurred

	2018		2017		2016
	Written	Earned	Written	Earned	Written	Earned
	(in thousands)
Premiums Written and Earned:
Direct	$144,821	$129,071	$112,974	$94,799	$79,492	$66,765
Assumed	10,070	8,688	7,260	6,162	2,795	2,551
Ceded	(82,949)	(67,862)	(46,951)	(45,416)	(29,636)	(28,994)
Net	$71,942	$69,897	$73,283	$55,545	$52,651	$40,322

	2018
	Losses	LAE	Total
	(in thousands)
Losses and LAE Incurred:
Direct	$12,153	$2,113	$14,266
Assumed	46	6	52
Ceded	(6,580)	(1,464)	(8,044)
Net	$5,619	$655	$6,274

	2017
	Losses	LAE	Total
	(in thousands)
Losses and LAE Incurred:
Direct	$24,266	$6,608	$30,874
Assumed	2	—	2
Ceded	(14,651)	(4,100)	(18,751)
Net	$9,617	$2,508	$12,125

	2016
	Losses	LAE	Total
	(in thousands)
Losses and LAE Incurred:
Direct	$6,914	$2,300	$9,214
Assumed	—	3	3
Ceded	(1,388)	(537)	(1,925)
Net	$5,526	$1,766	$7,292